UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/14/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	  0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total: $ 40,274
				        (thousands)

List of Other Included Managers:  	  NONE

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
                                                             VALUE             SH/  PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS     CUSIP  ($000's) AMOUNT    PRN  CALL DISCRETION  MANAGER   SOLE   SHARED  NONE
   -----------------------------  --------------- --------- ------ -------- ------ ---- ---------- --------  ------- ------ ------
BIOMED REALTY TRUST INC                COM        09063H107   332    17500    SH           SOLE               17500
BLACKROCK CORPOR HIGH YLD FD V         COM        09255P107   144    11600    SH           SOLE               11600
BOSTON PRIVATE FINL HLDGS IN    *W EXP 11/21/201  101119113   191    50000    SH           SOLE               50000
CITIGROUP INC                   *W EXP 01/04/201  172967226   421   1000000   SH           SOLE              1000000
CITIGROUP INC                   *W EXP 10/28/201  172967234   172   2000000   SH           SOLE              2000000
COMERICA INC                    *W EXP 11/14/201  200340115  2568   306100    SH           SOLE              306100
DAQO NEW ENERGY CORP              SPONSORED ADR   23703Q104   22     10508    SH           SOLE               10508
DELL INC                               COM        24702R101   394    5336     SH           SOLE               5336
DIANA SHIPPING INC                     COM        Y2066G104   448    50000    SH           SOLE               50000
DUNKIN BRANDS GROUP INC                COM        265504100   955    31750    SH           SOLE               31750
EATON VANCE SR FLTNG RTE TR            COM        27828Q105   323    21212    SH           SOLE               21212
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN   29273V100  8615   213770    SH           SOLE              213770
SELECT SECTOR SPDR TR            SBI INT-ENERGY   81369Y506  1254    79396    SH           SOLE               79396
FOSSIL INC                             COM        349882100   719    5449     SH           SOLE               5449
FREEPORT-MCMORAN COPPER & GO           COM        35671D857   761    20000    SH           SOLE               20000
HALLIBURTON CO                         COM        406216101  2157    65000    SH           SOLE               65000
SELECT SECTOR SPDR TR            SBI HEALTHCARE   81369Y209   230    6104     SH           SOLE               6104
SELECT SECTOR SPDR TR             SBI INT-INDS    81369Y704   208    5556     SH           SOLE               5556
INNOPHOS HOLDINGS INC                  COM        45774N108   836    16670    SH           SOLE               16670
INTEL CORP                             COM        458140100   594    21122    SH           SOLE               21122
ISHARES TR                       DJ US REAL EST   464287739   726    11655    SH           SOLE               11655
ISHARES TR                        RUSSELL 2000    464287655  1307    15785    SH           SOLE               15785
KKR FINANCIAL HLDGS LLC                COM        48248A306   152    16500    SH           SOLE               16500
MARKET VECTORS ETF TR            GOLD MINER ETF   57060U100  2844    57400    SH           SOLE               57400
NOKIA CORP                        SPONSORED ADR   654902204  1647   300000    SH           SOLE              300000
NUVEEN PFD INCOME OPPRTNY FD           COM        67073B106   101    11394    SH           SOLE               11394
NUVEEN QUALITY PFD INCOME FD           COM        67072C105   223    25887    SH           SOLE               25887
OI S.A.                          SPN ADR REP PFD  670851203   169    10600    SH           SOLE               10600
PACIFIC DRILLING SA LUXEMBOU         REG SHS      L7257P106   202    20000    SH           SOLE               20000
PATRIOT COAL CORP                      COM        70336T104   936   150000    SH           SOLE              150000
PEABODY ENERGY CORP                    COM        704549104  1303    45000    SH           SOLE               45000
PENSON WORLDWIDE INC                   COM        709600100   16     23400    SH           SOLE               23400
RESEARCH IN MOTION LTD                 COM        760975102   952    65000    SH           SOLE               65000
SAFEWAY INC                          COM NEW      786514208   352    17423    SH           SOLE               17423
SATCON TECHNOLOGY CORP                 COM        803893106   50    139992    SH           SOLE              139992
SCORPIO TANKERS INC                    SHS        Y7542C106   247    35000    SH           SOLE               35000
SPDR SERIES TRUST                S&P METALS MNG   78464A755  3480    70000    SH           SOLE               70000
SUNTRUST BKS INC                *W EXP 11/14/201  867914111   408   120000    SH           SOLE              120000
SELECT SECTOR SPDR TR              TECHNOLOGY     81369Y803   327    10839    SH           SOLE               10839
WALTER ENERGY INC                      COM        93317Q105  1184    20000    SH           SOLE               20000
WASHINGTON FED INC              *W EXP 11/14/201  938824117   373    82900    SH           SOLE               82900
WEATHERFORD INTERNATIONAL LT         REG SHS      H27013103  1053    70000    SH           SOLE               70000
WINTRUST FINANCIAL CORP         *W EXP 12/19/201  97650W157   878    50000    SH           SOLE               50000


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